UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)               (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2017

Semi-Annual Report 2017
For the period from June 1, 2017 through November 30, 2017
(Unaudited)

Alpha Risk Tactical Rotation Fund

Institutional Class Shares
Class C Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Alpha Risk Tactical Rotation Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Alpha Risk Tactical Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Alpha Risk Tactical Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Alpha Risk Tactical Rotation Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Common Stock Risk, Control of Portfolio Funds Risk, Convertible Securities Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, ETF Risk, Fixed Income Risk, Foreign Securities and Emerging Markets Risk, Fund of Funds Risk, Futures Risk, General Market Risk, Investment Advisor Risk, Leverage Risk, Liquidity Risk, Management Risk, Other Equity Securities Risk, Portfolio Turnover Risk, Purchasing Options Risk, Quantitative Model Risk, Service Provider Operational Risk, Short Sales Risk, Inflation Risk, and Interest Rate Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.alpharisksolutions.com or www.alphariskfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2018.

For More Information on the Alpha Risk Tactical Rotation Fund:

See Our Web site @ www.arsfunds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

Alpha Risk Tactical Rotation Fund
629 Highland Avenue, Suite 200
Needham, MA 02494

Dear Shareholders,

In mid-September of 2017, your Fund shares transitioned to Alpha Risk Tactical Rotation Fund (NASDAQ ticker symbol: ARSAX), a new strategy whose investment objective remains identical to your previous fund – the risk-managed pursuit of total return through a combination of capital appreciation and current income.
Looking back, we saw the U.S stock market experience a nearly unparalleled combination of high returns with low volatility in 2017. This detracted from the performance of our Hedged Equity strategy and helped dictate our decision to employ our proprietary Tactical Rotation approach. We are pleased to say that we have already seen an improvement in Fund results since making the change; and, accordingly, we will continue to strive for improved risk and performance results.
The driving forces behind 2017's risk-return dynamic, in our view, were both the strong earnings growth on the part of the largest and most profitable domestic companies and favorable liquidity conditions.
The big question today, of course, is whether 2017's exceptional equity environment can continue in 2018. While we remain constructive on the stock market, it's historically unlikely it will be able to replicate the ideal conditions of 2017 – which makes a very strong case for the underlying risk-managed characteristics of your Fund investment.
If you are one of the increasing numbers of investors who are retired or are preparing for retirement, you know the importance of tempering the impact of a major market correction on your assets. In fact, a recent survey of 1200 investors by WealthVest indicated that protecting their principal was considered more important than earning a higher rate of return on their money.1
While your Fund investment is benchmarked to the S&P Moderate Target Risk Index, it contains three valuable risk management features that are designed to provide a buffer to your shares in the event of a sudden market correction. First, the Fund is tactical in nature. That means it can adapt to changing business conditions in the event of shifting sector or industry preferences related to profitability, employment, monetary policies or other factors by making tactical changes in sector or market exposure.
The Fund makes significant sector and market exposure changes because of the second risk management feature: A rules-based algorithm that guides the Fund's selection process among 14+ major industry sector ETFs (exchange traded funds) in a manner that frees decision-making from market sentiment or emotion.
Finally, the third feature permits the Fund to allocate assets to cash – up to 100% -- when a more cautious posture is warranted. Set to a moderate-to-conservative level of risk/reward probability, the Fund's algorithm is designed to provide a high level of participation in the market's upside, while limiting downside exposure.
This tactical investment strategy may prove particularly significant in the year ahead. Regardless of how stocks perform in 2018, your Fund will be invested as the strategy demands. With somewhat more volatility expected, and the potential for a major correction/bear market always in view; we remain cautious, but optimistic.
We appreciate your continuing support.
Sincerely,
Timothy W. Dolan
Managing Principal
ARS Investment Management, LLC

1WealthVest Client's Perspective on Best Interest 4/17; Page 4
(RCARS0218001)

Alpha Risk Tactical Rotation Fund

Schedule of Investments
(Unaudited)

As of November 30, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 77.64%
Conusmer Discretionary Select Sector SPDR Fund		1,120	$108,248
Conusmer Staples Select Sector SPDR Fund		1,850	103,692
Energy Select Sector SPDR Fund		1,540	106,414
Financial Select Sector SPDR Fund		7,650	210,528
First Trust Dow Jones Internet Index Fund		970	105,633
Health Care Select Sector SPDR Fund		2,400	200,352
Industrial Select Sector SPDR Fund		1,400	104,202
Materials Select Sector SPDR Fund		3,395	202,206
Real Estate Select Sector SPDR Fund		3,130	104,699
Technology Select Sector SPDR Fund		3,350	213,864
Utilities Select Sector SPDR Fund		1,850	104,710

Total Exchange-Traded Products (Cost $1,497,779)			1,564,548

COMMON STOCK - 3.44%

Health Care - 3.44%
AbbVie, Inc.		715	69,298

Total Common Stock (Cost $44,166)			69,298

SHORT-TERM INVESTMENT - 11.51%
§	Fidelity Investments Money Market Government Portfolio -
Institutional Class, 1.09%		232,019	232,019

Total Short-Term Investment (Cost $232,019)			232,019

Total Value of Investments (Cost $1,773,964) - 92.59%			$1,865,865

Other Assets Less Liabilities - 7.41%			149,425

Net Assets - 100.00%			$2,015,290

§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	77.64%	1,564,548
Common Stock - Health Care	3.44%	69,298
Short-Term Investment	11.51%	232,019
Other Assets Less Liabilities	7.41%	149,425
Total Net Assets	100.00%	$2,015,290

See Notes to Financial Statements

Alpha Risk Tactical Rotation Fund

Statement of Assets and Liabilities
(Unaudited)
As of November 30, 2017

Assets:
Investments, at value (cost $1,773,964)	$1,865,865
Deposits with broker	38,234
Receivables:
Investments sold	103,955
Dividends	217
Due from Advisor	71,590
Due from Administrator	11,322
Prepaid expenses:
Registration and filing fees	24,543
Professional fees	6,160
Fund accounting fees	2,708
Miscellaneous expenses	2,516
Insurance expenses	347
Custody fees	34

Total assets	2,127,491

Liabilities:
Payables:
Investments purchased	100,122
Shares repurchased	1,271
Accrued expenses:
Administration fees	4,168
Shareholder fulfillment expenses	2,957
Trustee fees and meeting expenses	1,540
Security pricing fees	1,510
Distribution and service fees - Class C Shares	476
Compliance fees	120
Transfer agent fees	37

Total liabilities	112,201

Total Net Assets	$2,015,290

Net Assets Consist of:
Paid in capital	$2,613,760
Accumulated net investment loss	(16,307)
Accumulated net realized loss on investments	(674,064)
Net unrealized appreciation on investments	91,901

Total Net Assets	$2,015,290

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	165,484
Net Assets	$1,555,483
Net Asset Value, Offering Price and Redemption Price Per Share	$9.40

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	51,046
Net Assets	$459,807
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.01

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Alpha Risk Tactical Rotation Fund

Statement of Operations
(Unaudited)
For the period ended November 30, 2017

Investment Income:
Dividends	$8,960
Interest	796

Total Investment Income	9,756

Expenses:
Professional fees	16,950
Fund accounting fees (note 2)	16,675
Advisory fees (note 2)	14,271
Transfer agent fees (note 2)	13,537
Administration fees (note 2)	12,033
Registration and filing fees	10,487
Compliance fees (note 2)	5,766
Shareholder fulfillment expenses	5,256
Distribution and service fees - Class C Shares (note 3)	4,626
Trustee fees and meeting expenses	4,262
Miscellaneous expenses (note 2)	2,508
Custody fees (note 2)	2,490
Security pricing fees	2,257
Insurance expenses	807

Total Expenses	111,925

Expenses waived and reimbursed by Advisor (note 2)	(85,862)

Net Expenses	26,063

Net Investment Loss	(16,307)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from:
Investment transactions	(57,583)
Options written	(134,666)
(192,249)

Net change in unrealized appreciation on:
Investments	52,847
Options written	289,789
342,636

Net Realized and Unrealized Gain on Investments	150,387

Net Increase in Net Assets Resulting from Operations	$134,080

See Notes to Financial Statements

Alpha Risk Tactical Rotation Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2017	(a)	2017

Operations:
Net investment loss			$(16,307)		$(4,765)
Net realized gain (loss) from investment transactions			(192,249)		27,102
Net change in unrealized appreciation (depreciation) on investments			342,636		(247,492)

Net Increase (Decrease) in Net Assets Resulting from Operations			134,080		(225,155)

Beneficial Interest Transactions:
Shares sold			31,176		1,903,910
Reinvested dividends and distributions			-		-
Shares repurchased			(1,423,890)		(5,006,281)

Decrease from Beneficial Interest Transactions			(1,392,714)		(3,102,371)

Decrease in Net Assets			(1,258,634)		(3,327,526)

Net Assets:
Beginning of Period			3,273,924		6,601,450
End of Period			$2,015,290		$3,273,924

Accumulated Net Investment Loss			$(16,307)		$-
	Period		Year Ended
Share Information:	November 30, 2017 (a)		May 31, 2017
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	3,528	$30,954	59,583		$578,324
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(46,481)	(418,090)	(413,605)		(3,950,360)
Net Decrease in Shares of Beneficial
Interest	(42,953)	$(387,136)	(354,022)		$(3,372,036)

Class C Shares	Shares	Amount	Shares		Amount
Shares sold	26	$222	145,043		$1,325,586
Reinvested dividends and distributions	-	-	-		-
Shares repurchased	(116,888)	(1,005,800)	(115,561)		(1,055,921)
Net Increase (Decrease) in Shares
of Beneficial Interest	(116,862)	$(1,005,578)	29,482		$269,665

(a) Unaudited.

See Notes to Financial Statements

Alpha Risk Tactical Rotation Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017	(f)	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$8.84		$9.47	$9.78		$9.99		$9.99

Income (Loss) from Investment Operations
Net investment income (loss) (g)	(0.06)		0.01	(0.09)		0.07		0.09
Net realized and unrealized gain (loss)
on investments	0.62		(0.64)	(0.19)		(0.08)		(0.04)

Total from Investment Operations	0.56		(0.63)	(0.28)		(0.01)		0.05

Less Distributions:
From net investment income	-		-	(0.03)		(0.11)		-
From net realized gains	-		-	-		(0.09)		(0.05)

Total Distributions	-		-	(0.03)		(0.20)		(0.05)

Net Asset Value, End of Period	$9.40		$8.84	$9.47		$9.78		$9.99

Total Return (c)	5.50%	(b)	(6.65)%	(2.86)%		(0.11)%		0.50%

Net Assets, End of Period (in thousands)	$1,555		$1,843	$5,325		$22,804		$8,840

Ratios of:
Interest Expense to Average Net Assets	0.00%		0.09%	-		-		-
Gross Expenses to Average Net Assets (d)	5.21%	(a)	5.01%	2.62%		1.79%		0.70%
Net Expenses to Average Net Assets (d)(j)	1.65%	(a)	1.88%	1.35%	(i)	0.99%	(h)	0.70%
Net Investment Income (Loss) to Average
Net Assets (e)	(1.23)%	(a)	0.12%	(0.90)%	(i)	0.70%	(h)	0.91%

Portfolio turnover rate	46.50%	(b)	151.88%	270.15%		62.34%		80.57%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Excludes interest expense.

See Notes to Financial Statements							(Continued)

Alpha Risk Tactical Rotation Fund

Financial Highlights
	Class C Shares
For a share outstanding during each	November 30,		May 31,
of the fiscal years or period ended	2017		2017	2016		2015		2014

Net Asset Value, Beginning of Period	$8.52		$9.22	$9.62		$9.93		$9.95

Income (Loss) from Investment Operations
Net investment loss (g)	(0.06)		(0.06)	(0.24)		(0.01)		(0.01)
Net realized and unrealized gain (loss)
on investments	0.55		(0.64)	(0.13)		(0.10)		0.04	(i)

Total from Investment Operations	0.49		(0.70)	(0.37)		(0.11)		0.03

Less Distributions:
From net investment income	-		-	(0.03)		(0.11)		-
From net realized gains	-		-	-		(0.09)		(0.05)

Total Distributions	-		-	(0.03)		(0.20)		(0.05)

Net Asset Value, End of Period	$9.01		$8.52	$9.22		$9.62		$9.93

Total Return (c)	5.01%	(b)	(7.59)%	(3.84)%		(1.17)%		0.30%

Net Assets, End of Period (in thousands)	$460		$1,431	$1,276		$299		$215

Ratios of:
Interest Expense to Average Net Assets	0.00%		0.18%	-		-		-
Gross Expenses to Average Net Assets (d)	14.89%	(a)	7.18%	3.41%		2.79%		1.70%
Net Expenses to Average Net Assets (d)(k)	2.65%	(a)	2.88%	2.80%	(j)	1.99%	(h)	1.70%
Net Investment Loss to Average
Net Assets (e)	(1.32)%	(a)	(0.65)%	(2.53)%	(j)	(0.07)%	(h)	(0.09)%

Portfolio turnover rate	46.50%	(b)	151.88%	270.15%		62.34%		80.57%

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.
(g) Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
The amount of net gain (loss) from investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(j)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(k) Excludes interest expense.

See Notes to Financial Statements

Alpha Risk Tactical Rotation Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

1.     Organization and Significant Accounting Policies

The Alpha Risk Tactical Rotation Fund (the "Fund"), formerly known as the Cavalier Hedged Equity Fund and the Alpha Risk Hedged Dividend Equity Fund, is a series of the Starboard Investment Trust ("Trust").  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.  The Fund is a separate, diversified series of the Trust.

On August 7, 2017, the name change of the Fund from the Alpha Risk Hedged Dividend Equity Fund to the Alpha Risk Tactical Rotation Fund was approved via written consent by a majority of the Independent Trustees of the Starboard Investment Trust.  The name change became effective on September 13, 2017.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Class C Shares.  Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees.  The Class C Shares are subject to distribution plan fees as described in Note 3.  The Fund's Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  Class C Shares held longer than seven years will automatically convert into Institutional Class Shares. The Institutional Class Shares commenced operations on September 20, 2012.  The Class C Shares commenced operations on September 26, 2012.
The investment objective of the Fund is to achieve total return through a combination of capital appreciation and current income. The Fund seeks to achieve its investment objective of total return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers (third-party strategists whose advice ARS Investment Management, LLC (the "Advisor") has discretion to implement) or other third-party research providers.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies."

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Options are valued at the mean of the last quoted bid and ask prices at the valuation time.  If there is an ask price but no bid price on the valuation date, the option shall be priced at the mean of zero and the ask price at the valuation time. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

(Continued)

Alpha Risk Tactical Rotation Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2017 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Products	$1,564,548	$1,564,548	$-	$-
Common Stock*	69,298	69,298	-	-
Short-Term Investment	232,019	232,019	-	-
Total Assets	$1,865,865	$1,865,865	$-	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the fiscal period ended November 30, 2017.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

*Refer to Schedule of Investments for breakdown by Sector.

Purchased Options
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

(Continued)

Alpha Risk Tactical Rotation Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

A summary of option contracts written by the Fund during the fiscal period ended November 30, 2017 were as follows:

	Call Options		Put Options
Option Contracts Written	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	300	$75,837	200	$20,024
Options written	1,672	685,567	2,758	595,168
Options closed	(1,972)	(761,404)	(2,958)	(615,192)
Options exercised	-	-	-	-
Options expired	-	-	-	-
Options Outstanding, End of Period	-	$-	-	$-

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Loss on Investments on the Statement of Operations.

There were no derivative instruments outstanding as of November 30, 2017.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed below serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended November 30, 2017:

Derivative Type	Location	Gains/Losses
Equity Contracts – purchased options	Net realized loss from investments	$ (114,105)
Equity Contracts – written options	Net realized loss from options written	$ (134,666)

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ 3,721
Equity Contracts – written options	Net change in unrealized appreciation on options written	$ 289,789

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

(Continued)

Alpha Risk Tactical Rotation Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will be paid at least annually.  Capital gains distributions, if any, will also be paid at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.     Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to ARS Investment Management, LLC (the "Advisor"), calculated at the annual rate of 1.10% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.65% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until September 30, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  For the fiscal period ended November 30, 2017, $14,271 in advisory fees were incurred, all of which were waived by the Advisor and $85,862 were reimbursed by the Advisor to the Fund.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of November 30, 2017, the Administrator received $2,508 in miscellaneous expenses.

(Continued)

Alpha Risk Tactical Rotation Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $12,033 in administration fees, $2,490 in custody fees, and $16,675 in fund accounting fees for the fiscal period ended November 30, 2017.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund incurred $13,537 in transfer agent fees during the fiscal period ended November 30, 2017.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

Certain officers of the Trust are also officers of the Administrator.

3.     Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Class C Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or servicing of Class C shareholder accounts.

The Class C Shares incurred $4,626 in Distribution and Service Fees during the fiscal period ended November 30, 2017.

(Continued)

Alpha Risk Tactical Rotation Fund

Notes to Financial Statements
(Unaudited)

November 30, 2017

4.     Purchases and Sales of Investment Securities

For the period ended November 30, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$907,551	$1,771,237

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended November 30, 2017.

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions to be taken on federal income tax returns for the open tax years of May 31, 2015 through May 31, 2017 and as of and during the period ended November 30, 2017, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended November 30, 2017, the Fund did not incur any interest or penalties.

There were no income or long-term capital gain distributions during the fiscal period ended November 30, 2017.

There were no reclassifications made for the fiscal period ended November 30, 2017.

At November 30, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$1,773,964

Gross Unrealized Appreciation	91,901
Gross Unrealized Depreciation	-
Net Unrealized Appreciation	$91,901

6.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.     Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Alpha Risk Tactical Rotation Fund

Additional Information (Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended November 30, 2017.

During the fiscal period from June 1, 2017 through November 30, 2017, no income distributions or long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on Class C Shares; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 through November 30, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Alpha Risk Tactical Rotation Fund

Additional Information (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Alpha Risk Tactical Rotation Fund - Institutional Class Shares	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,055.00	$8.48
	$1,000.00	$1,016.82	$8.32
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.65%,    multiplied by 183/365 (to reflect the one-half year period).

Alpha Risk Tactical Rotation Fund – Class C Shares	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,050.10	$13.60
	$1,000.00	$1,011.80	$13.34
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 2.65%,    multiplied by 183/365 (to reflect the one-half year period).

Alpha Risk Tactical Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	ARS Investment Management, LLC
116 South Franklin Street	629 Highland Avenue
Post Office Drawer 4365	Suite 200
Rocky Mount, North Carolina 27803	Needham, MA 02494

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

www.ncfunds.com	www.arsfunds.com

Item 2.     CODE OF ETHICS.
Not applicable.

Item 3.     AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.     SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.     CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Alpha Risk Tactical Rotation Fund
Date: January 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Alpha Risk Tactical Rotation Fund
Date: January 31, 2018

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Alpha Risk Tactical Rotation Fund
Date: January 31, 2018